                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                              File No. 033-14363
                                                              File No. 811-05162

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      /X/

     Pre-Effective Amendment No.
                                                                             / /

     Post-Effective Amendment No.   52                                       /X/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              /X/

    Amendment No.   52

                               DELAWARE VIP TRUST
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

    2005 Market Street, Philadelphia, Pennsylvania                    19103-7094
--------------------------------------------------------------------------------
        (Address of Principal Executive Offices)                      (Zip Code)

Registrant's Telephone Number, including Area Code:  (800) 523-1918

     David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:

It is proposed that this filing will become effective:

/X/  immediately upon filing pursuant to paragraph (b)

/_/  on (date) pursuant to paragraph (b)

/_/  60 days after filing pursuant to paragraph (a) (1)

/_/  on (date) pursuant to paragraph (a)(1)

/_/  75 days after filing pursuant to paragraph (a) (2)

/_/  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate:

/_/  This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

The Registrant is filing this Post-Effective Amendment for the purpose of filing an  exhibit  to its  Registration  Statement,  as  indicated  on the Part C. The prospectuses and statement of additional  information relating to each series of the  Registrant  are  not  included  with  this  Post-Effective  Amendment  and, accordingly, are not amended or superseded hereby.

                                 C O N T E N T S

This Post-Effective Amendment No. 52 to Registration File No. 033-14363 includes the following:

1.   Facing Page

2.   Contents Page

3.   Part C - Other Information

4.   Signatures

5.   Exhibit

                                     PART C

                              Delaware VIP(R)Trust
                          File Nos. 033-14363/811-05162
                         Post-Effective Amendment No. 52

                                OTHER INFORMATION

Item 23.  Exhibits.  The following exhibits are incorporated by reference to the
          Registrant's  previously filed documents  indicated  below,  except as noted:

     (a)  Articles of Incorporation.

          (1)  Executed Amended and Restated  Agreement and Declaration of Trust
               (August 22, 2002)  incorporated  into this filing by reference to
               Post-Effective Amendment No. 40 filed May 19, 2003.

               (i)  Certificate of Amendment  (November 15, 2006) to the Amended
                    and Restated Agreement and Declaration of Trust incorporated into this filing by  reference to  Post-Effective  Amendment
                    No. 46 filed April 27, 2007.

               (ii) Certificate of Amendment  (February 26, 2009) to the Amended
                    and Restated Agreement and Declaration of Trust incorporated into this filing by  reference to  Post-Effective  Amendment
                    No. 51 filed July 8, 2009.

          (2)  Executed  Certificate of Trust  (December 17, 1998)  incorporated into this filing by reference to Post-Effective  Amendment No. 29 filed December 14, 1999.

               (i)  Amendment  No.  1  (March  2002)  to  Certificate  of  Trust
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 36 filed April 30, 2002.

     (b)  By-Laws. Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 46 filed
          April 27, 2007.

     (c)  Instruments Defining Rights of Security Holders.

          (1)  Agreement and  Declaration of Trust.  Articles III, IV, V, and VI
               of the Amended and Restated  Agreement and  Declaration  of Trust
               (August 22, 2002)  incorporated  into this filing by reference to
               Post-Effective Amendment No. 40 filed May 19, 2003.

          (2)  By-Laws. Article II of Amended and Restated By-Laws (November 16,
               2006)   incorporated   into   this   filing   by   reference   to
               Post-Effective Amendment No. 46 filed April 27, 2007.

     (d)  Investment Advisory Contracts.

          (1)  Executed  Investment  Management  Agreement  (December  15, 1999)
               between  Delaware   Management  Company  (a  series  of  Delaware
               Management  Business Trust) and the Registrant  incorporated into this filing by reference to Post-Effective Amendment No. 35 filed
               February 8, 2002.

               (i)  Executed  Amendment  No. 1 (August 21, 2000) to Exhibit A of
                    the  Investment   Management   Agreement   between  Delaware
                    Management Company and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 34 filed
                    April 30, 2001.

               (ii) Executed  Amendment No. 2 (May 20, 2003) to Exhibit A of the
                    Investment  Management Agreement between Delaware Management
                    Company and the Registrant  incorporated into this filing by reference to Post-Effective Amendment No. 41 filed April 29,
                    2004.

               (iii) Executed Amendment No. 3 (July 7, 2009) to Exhibit A of the
                    Investment  Management Agreement between Delaware Management
                    Company and the Registrant  incorporated into this filing by reference to  Post-Effective  Amendment No. 51 filed July 8,
                    2009.

               (iv) Executed  Amendment No. 4 (September  15, 2009) to Exhibit A
                    of the  Investment  Management  Agreement  between  Delaware
                    Management  Company and the  Registrant  attached as Exhibit
                    No. EX-99.d.1.iv.

     (e)  Underwriting Contracts.

          (1)  Distribution Agreements.

               (i)  Executed  Distribution  Agreement  (April 19, 2001)  between
                    Delaware Distributors,  L.P. and the Registrant on behalf of each Series  incorporated  into this filing by  reference to
                    Post-Effective Amendment No. 35 filed February 8, 2002.

               (ii) Executed  Amendment  No. 1 to  Schedule I (May 20,  2003) to
                    Distribution Agreement between Delaware  Distributors,  L.P.
                    and  the  Registrant   incorporated   into  this  filing  by
                    reference to Post-Effective Amendment No. 41 filed April 29,
                    2004.

               (iii) Executed  Distribution Expense Limitation Letter (April 15,
                    2009) between Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective
                    Amendment No. 50 filed April 29, 2009.

     (f)  Bonus or Profit Sharing Contracts. Not applicable.

     (g)  Custodian Agreements.

          (1)  Executed  Mutual Fund  Custody and Services  Agreement  (July 20,
               2007) between The Bank of New York Mellon (formerly, Mellon Bank,
               N.A.)  and  the  Registrant  incorporated  into  this  filing  by reference to  Post-Effective  Amendment No. 48 filed February 13,
               2009.

          (2)  Executed Securities Lending Authorization (July 20, 2007) between
               The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the
               Registrant   incorporated   into  this  filing  by  reference  to
               Post-Effective Amendment No. 47 filed April 15, 2008.

     (h)  Other Material Contracts.

          (1)  Executed  Shareholder Services Agreement (April 19, 2001) between
               Delaware  Service Company,  Inc. and the Registrant  incorporated into this filing by reference to Post-Effective  Amendment No. 35 filed February 8, 2002.

               (i)  Executed Amendment (August 23, 2002) to Shareholder Services
                    Agreement  incorporated  into this  filing by  reference  to
                    Post-Effective Amendment No. 42 filed March 1, 2005.

               (ii) Executed  Schedule A (May 20, 2003) to Shareholder  Services
                    Agreement  incorporated  into this  filing by  reference  to
                    Post-Effective Amendment No. 41 filed April 29, 2004.

               (iii) Form of Schedule B to the  Shareholder  Services  Agreement
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 51 filed July 8, 2009.

          (2)  Executed Fund  Accounting and Financial  Administration  Services
               Agreement  (October 1, 2007)  between The Bank of New York Mellon
               (formerly,  Mellon Bank,  N.A.) and the  Registrant  incorporated into this filing by reference to Post-Effective  Amendment No. 47 filed April 15, 2008.

          (3)  Executed Fund Accounting and Financial  Administration  Oversight
               Agreement  (October 1, 2007) between  Delaware  Service  Company,
               Inc.  and  the  Registrant   incorporated  into  this  filing  by
               reference  to  Post-Effective  Amendment  No. 47 filed  April 15,
               2008.

     (i)  Legal  Opinion.   Opinion  and  Consent  of  Counsel  (May  14,  2003)
          incorporated into this filing by reference to Post-Effective Amendment
          No. 40 filed May 19, 2003.

     (j)  Other Opinions. Not applicable.

     (k)  Omitted Financial Statements. Not applicable.

     (l)  Initial Capital Agreements. Not applicable.

     (m)  Rule 12b-1 Plan.

          (1)  Plan under Rule 12b-1  (April 19,  2001)  incorporated  into this filing by  reference  to  Post-Effective  Amendment  No. 34 filed
               April 30, 2001.

     (n)  Rule 18f-3 Plan

          (1)  Plan under Rule 18f-3 (November 16, 2000)  incorporated into this filing by  reference  to  Post-Effective  Amendment  No. 34 filed
               April 30, 2001.

     (o)  Reserved.

     (p)  Codes of Ethics.

          (1)  Code of  Ethics  for the  Delaware  Investments  Family  of Funds
               (August  2008)  incorporated  into this  filing by  reference  to
               Post-Effective Amendment No. 48 filed February 13, 2009.

          (2)  Code of Ethics  for  Delaware  Investments  (Delaware  Management
               Company,  a series of Delaware  Management  Business  Trust,  and
               Delaware Distributors, L.P.) (August 2008) incorporated into this filing by  reference  to  Post-Effective  Amendment  No. 48 filed
               February 13, 2009.

          (3)  Code of Ethics for Lincoln Financial Distributors, Inc. (December
               2008)   incorporated   into   this   filing   by   reference   to
               Post-Effective Amendment No. 51 filed July 8, 2009.

     (q)  Other. Powers of Attorney (May 17, 2007) incorporated into this filing by reference to Post-Effective Amendment No. 47 filed April 15, 2008.

Item 24.  Persons  Controlled  by or Under Common  Control with the  Registrant.
          None.

Item 25.  Indemnification.  Article  VII,  Section 2 (November  15, 2006) to the
          Agreement and  Declaration of Trust  incorporated  into this filing by reference  to Post  Effective  Amendment  No. 46 filed April 27, 2007.
          Article VI of the Amended and  Restated  By-Laws  (November  16, 2006)
          incorporated into this filing by reference to Post-Effective Amendment
          No. 46 filed April 27, 2007.

          Insofar  as   indemnification   for  liabilities   arising  under  the
          Securities  Act of 1933 may be  permitted  to  Trustees,  officers  or
          persons   controlling   the  Registrant   pursuant  to  the  foregoing
          provisions,  the  Registrant  has been informed that in the opinion of the U.S.  Securities and Exchange  Commission such  indemnification is against  public policy as expressed in the  Securities Act of 1933 and is therefore unenforceable.

Item 26.  Business and Other Connections of the Investment Adviser.

          Delaware  Management  Company  (the  "Manager"),  a series of Delaware
          Management  Business  Trust,  serves  as  investment  manager  to  the
          Registrant  and also serves as investment  manager or  sub-advisor  to certain  of  the  other  funds  in  the  Delaware  Investments(R)Funds
          (Delaware Group(R)Adviser Funds, Delaware Group Cash Reserve, Delaware
          Group Equity Funds I, Delaware  Group Equity Funds II,  Delaware Group
          Equity  Funds III,  Delaware  Group Equity  Funds IV,  Delaware  Group
          Equity Funds V, Delaware Group Foundation Funds, Delaware Group Global
          & International Funds,  Delaware Group Government Fund, Delaware Group
          Income Funds,  Delaware Group Limited-Term  Government Funds, Delaware
          Group State  Tax-Free  Income Trust,  Delaware  Group  Tax-Free  Fund,
          Delaware Group Tax- Free Money Fund, Delaware Pooled(R)Trust,  Optimum
          Fund Trust,  Voyageur  Insured Funds,  Voyageur  Intermediate Tax Free
          Funds,  Voyageur  Mutual  Funds,  Voyageur  Mutual Funds II,  Voyageur
          Mutual  Funds  III,  Voyageur  Tax Free  Funds,  Delaware  Investments
          Dividend and Income Fund, Inc.,  Delaware  Investments Global Dividend
          and Income Fund, Inc.,  Delaware  Investments Arizona Municipal Income
          Fund, Inc., Delaware Investments Colorado Municipal Income Fund, Inc.,
          Delaware   Investments   National  Municipal  Income  Fund,   Delaware
          Investments  Minnesota  Municipal  Income Fund II, Inc.,  and Delaware
          Enhanced  Global  Dividend  and  Income  Fund)  as well as to  certain non-affiliated  registered investment companies. In addition,  certain officers  of the  Manager  also serve as  trustees  of other  Delaware
          Investments Funds(R),  and certain officers are also officers of these other  funds.  A  company  indirectly  owned by the  Manager's  parent company  acts as  principal  underwriter  to the  mutual  funds in the
          Delaware  Investments  Funds(R)(see  Item 27 below) and  another  such
          company  acts  as  the  shareholder  services,   dividend  disbursing,
          accounting  servicing  and  transfer  agent  for  all of the  Delaware
          Investments Funds.

          The following  persons serving as directors or officers of the Manager have held the following  positions  during the past two years.  Unless otherwise noted,  the principal  business address of the directors and officers  of the  Manager  is 2005  Market  Street,  Philadelphia,  PA
          19103-7094.

---------------------------- ----------------------------- -------------------------------- -------------------------------------
Name and Principal           Positions and Offices with    Positions and Offices with
Business Address             Manager                       Registrant                       Other Positions and Offices Held
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Patrick P. Coyne             President                     Chairman/President/Chief         Mr. Coyne has served in various
                                                           Executive Officer                executive capacities within
                                                                                            Delaware Investments

                                                                                            President - Lincoln National
                                                                                            Investment Companies, Inc.

                                                                                            Director - Kaydon Corp.

                                                                                            Board of Governors Member -
                                                                                            Investment Company Institute (ICI)

                                                                                            Member of Investment Committee
                                                                                            Cradle of Liberty Council, BSA

                                                                                            Finance Committee Member - St. John
                                                                                            Vianney Roman Catholic Church
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Michael J. Hogan(1)          Executive Vice                Executive Vice President/Head    Mr. Hogan has served in various
                             President/Head of Equity      of Equity Investments            executive capacities within
                             Investments                                                    Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
See Yeng Quek                Executive Vice                Executive Vice                   Mr. Quek has served in various
                             President/Managing            President/Managing Director,     executive capacities within
                             Director/Chief Investment     Fixed Income                     Delaware Investments
                             Officer,
                             Fixed Income                                                   Executive Vice President/Managing
                                                                                            Director/
                                                                                            Chief Investment Officer, Fixed
                                                                                            Income -Lincoln National Investment
                                                                                            Companies, Inc.

                                                                                            Director/Trustee - HYPPCO Finance
                                                                                            Company Ltd.
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Philip N. Russo              Executive Vice                None                             Mr. Russo has served in various
                             President/Chief                                                executive capacities within
                             Administrative Officer                                         Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Douglas L. Anderson          Senior Vice President         None                             Mr. Anderson has served in various
                             -Operations                                                    executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Marshall T. Bassett          Senior Vice President/Chief   Senior Vice President/Chief      Mr. Bassett has served in various
                             Investment Officer--          Investment Officer-- Emerging    executive capacities within
                             Emerging Growth Equity        Growth Equity                    Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Joseph R. Baxter             Senior Vice President/Head    Senior Vice President/Head of    Mr. Baxter has served in various
                             of Municipal Bond             Municipal Bond Investments       executive capacities within
                             Investments                                                    Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Christopher S. Beck          Senior Vice                   Senior Vice President/Senior     Mr. Beck has served in various
                             President/Senior Portfolio    Portfolio Manager                executive capacities within
                             Manager                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Michael P. Buckley           Senior Vice                   Senior Vice President/Director   Mr. Buckley has served in various
                             President/Director of         of Municipal Research            executive capacities within
                             Municipal Research                                             Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Stephen J. Busch             Senior Vice President -       Senior Vice President-           Mr. Busch has served in various
                             Investment Accounting         Investment Accounting            executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Michael F. Capuzzi           Senior Vice President--       Senior Vice President--          Mr. Capuzzi has served in various
                             Investment Systems            Investment Systems               executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Lui-Er Chen(2)               Senior Vice                   Senior Vice President/Senior     Mr. Chen has served in various
                             President/Senior Portfolio    Portfolio Manager/Chief          executive capacities within
                             Manager/Chief Investment      Investment Officer, Emerging     Delaware Investments
                             Officer, Emerging Markets     Markets
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Thomas H. Chow               Senior Vice                   Senior Vice President/Senior     Mr. Chow has served in various
                             President/Senior Portfolio    Portfolio Manager                executive capacities within
                             Manager                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Stephen J. Czepiel(3)        Senior Vice                   Senior Vice                      Mr. Czepiel has served in various
                             President/Portfolio           President/Portfolio              executive capacities within
                             Manager/Senior Municipal      Manager/Head Municipal Bond      Delaware Investments
                             Bond Trader                   Trader
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Chuck M. Devereux            Senior Vice                   Senior Vice President/Senior     Mr. Devereux has served in various
                             President/Senior Research     Research Analyst                 executive capacities within
                             Analyst                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Roger A. Early(4)            Senior Vice                   Senior Vice President/Senior     Mr. Early has served in various
                             President/Senior Portfolio    Portfolio Manager                executive capacities within
                             Manager                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Stuart M. George             Senior Vice President/Head    Senior Vice President/Head of    Mr. George has served in various
                             of Equity Trading             Equity Trading                   executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Paul Grillo                  Senior Vice                   Senior Vice President/Senior     Mr. Grillo has served in various
                             President/Senior Portfolio    Portfolio Manager                executive capacities within
                             Manager                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
William F. Keelan            Senior Vice                   Senior Vice President/Director   Mr. Keelan has served in various
                             President/Director of         of Quantitative Research         executive capacities within
                             Quantitative Research                                          Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Kevin P. Loome(5)            Senior Vice                   Senior Vice President/Senior     Mr. Loome has served in various
                             President/Senior Portfolio    Portfolio Manager/Head of High   executive capacities within
                             Manager/Head of High Yield    Yield Investments                Delaware Investments
                             Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Timothy D. McGarrity         Senior Vice                   None                             Mr. McGarrity has served in various
                             President/Financial                                            executive capacities within
                             Services Officer                                               Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Francis X. Morris            Senior Vice President/Chief   Senior Vice President/Chief      Mr. Morris has served in various
                             Investment Officer-- Core     Investment Officer-- Core        executive capacities within
                             Equity                        Equity                           Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Brian L. Murray, Jr.         Senior Vice President/Chief   Senior Vice President/ Chief     Mr. Murray has served in various
                             Compliance Officer            Compliance Officer               executive capacities within
                                                                                            Delaware Investments

                                                                                            Senior Vice President/Chief
                                                                                            Compliance Officer - Lincoln
                                                                                            National Investment Companies, Inc.
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Susan L. Natalini            Senior Vice                   None                             Ms. Natalini has served in various
                             President/Marketing &                                          executive capacities within
                             Shared Services                                                Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
D. Tysen Nutt                Senior Vice President/Chief   Senior Vice President/Chief      Mr. Nutt has served in various
                             Investment Officer, Large     Investment Officer,              executive capacities within
                             Cap Value Equity              Large Cap Value Equity           Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Philip O. Obazee             Senior Vice                   Senior Vice                      Mr. Obazee has served in various
                             President/Derivatives         President/Derivatives Manager    executive capacities within
                             Manager                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
David P. O'Connor            Senior Vice                   Senior Vice                      Mr. O'Connor has served in various
                             President/Strategic           President/Strategic Investment   executive capacities within
                             Investment Relationships      Relationships and                Delaware Investments
                             and Initiatives/General       Initiatives/General Counsel
                             Counsel                                                        Senior Vice President/ Strategic
                                                                                            Investment Relationships and
                                                                                            Initiatives/ General Counsel/Chief
                                                                                            Legal Officer - Optimum Fund Trust

                                                                                            Senior Vice President/ Strategic
                                                                                            Investment Relationships and
                                                                                            Initiatives/ General Counsel/Chief
                                                                                            Legal Officer - Lincoln National
                                                                                            Investment Companies, Inc.
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Richard Salus                Senior Vice President/        Senior Vice President/Chief      Mr. Salus has served in various
                             Controller/Treasurer          Financial Officer                executive capacities within
                                                                                            Delaware Investments

                                                                                            Senior Vice President/
                                                                                            Controller/Treasurer - Lincoln
                                                                                            National Investment Companies, Inc.

                                                                                            Senior Vice President/Chief
                                                                                            Financial Officer - Optimum Fund
                                                                                            Trust
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Jeffrey S. Van Harte(6)      Senior Vice President/Chief   Senior Vice President/Chief      Mr. Van Harte has served in various
                             Investment Officer-- Focus    Investment Officer--             executive capacities within
                             Growth Equity                 Focus Growth Equity              Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Babak Zenouzi(7)             Senior Vice                   Senior Vice President/Senior     Mr. Zenouzi has served in various
                             President/Senior Portfolio    Portfolio Manager                executive capacities within
                             Manager                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Gary T. Abrams               Vice President/Senior         Vice President/Senior Equity     Mr. Abrams has served in various
                             Equity Trader                 Trader                           executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Christopher S. Adams         Vice President/Portfolio      Vice President/Portfolio         Mr. Adams has served in various
                             Manager/Senior Equity         Manager/Senior Equity Analyst    executive capacities within
                             Analyst                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Damon J. Andres              Vice President/Senior         Vice President/Senior            Mr. Andres has served in various
                             Portfolio Manager             Portfolio Manager                executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Wayne A. Anglace(8)          Vice President/Credit         Vice President/Credit Research   Mr. Anglace has served in various
                             Research Analyst              Analyst                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Margaret MacCarthy Bacon(9)  Vice President/Investment     Vice President/Investment        Ms. Bacon has served in various
                             Specialist                    Specialist                       executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Patricia L. Bakely           Vice President/Assistant      None                             Ms. Bakely has served in various
                             Controller                                                     executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Kristen E. Bartholdson(10)   Vice President/Portfolio      Vice President                   Ms. Bartholdson has served in
                             Manager                                                        various executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Todd Bassion(11)             Vice President/ Portfolio     Vice President/Portfolio         Mr. Bassion has served in various
                             Manager                       Manager                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Jo Anne Bennick              Vice President/15(c)          Vice President/15(c) Reporting   Ms. Bennick has served in various
                             Reporting                                                      executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Richard E. Biester           Vice President/Equity Trader  Vice President/Equity Trader     Mr. Biester has served in various
                                                                                            executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Christopher J. Bonavico(12)  Vice President/Senior         Vice President/Senior            Mr. Bonavico has served in various
                             Portfolio Manager/Equity      Portfolio Manager/Equity         executive capacities within
                             Analyst                       Analyst                          Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Vincent A. Brancaccio        Vice President/Senior         Vice President/Senior Equity     Mr. Brancaccio has served in
                             Equity Trader                 Trader                           various executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Kenneth F. Broad(13)         Vice President/Senior         Vice President/Senior            Mr. Broad has served in various
                             Portfolio Manager/Equity      Portfolio Manager/Equity         executive capacities within
                             Analyst                       Analyst                          Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Kevin J. Brown(14)           Vice President/               Vice President/                  Mr. Brown has served in various
                             Senior Investment Specialist  Senior Investment Specialist     executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Mary Ellen M. Carrozza       Vice President/Client         Vice President/Client Services   Ms. Carrozza has served in various
                             Services                                                       executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Stephen G. Catricks          Vice President/Portfolio      Vice President/Portfolio         Mr. Catricks has served in various
                             Manager                       Manager                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Wen-Dar Chen(15)             Vice President/Portfolio      Vice President/Portfolio         Mr. Chen has served in various
                             Manager                       Manager                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Anthony G. Ciavarelli        Vice President/ Associate     Vice President/Associate         Mr. Ciavarelli has served in
                             General Counsel/Assistant     General Counsel/Assistant        various executive capacities within
                             Secretary                     Secretary                        Delaware Investments

                                                                                            Vice President/Associate General
                                                                                            Counsel/Assistant Secretary -
                                                                                            Lincoln National Investment
                                                                                            Companies, Inc.
---------------------------- ----------------------------- -------------------------------- -------------------------------------
David F. Connor              Vice President/Deputy         Vice President/Deputy General    Mr. Connor has served in various
                             General Counsel/Secretary     Counsel/Secretary                executive capacities within
                                                                                            Delaware Investments

                                                                                            Vice President/Deputy General
                                                                                            Counsel/Secretary - Optimum Fund
                                                                                            Trust

                                                                                            Vice President/Deputy General
                                                                                            Counsel/ Secretary - Lincoln
                                                                                            National Investment Companies, Inc.
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Michael Costanzo             Vice President/Performance    Vice President/Performance       Mr. Costanzo has served in various
                             Analyst Manager               Analyst Manager                  executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Kishor K. Daga               Vice President/Derivatives    Vice President/Derivatives       Mr. Daga has served in various
                             Operations                    Operations                       executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Cori E. Daggett              Vice President/Counsel/       Vice President/Associate         Ms. Daggett has served in various
                             Assistant Secretary           General Counsel/Assistant        executive capacities within
                                                           Secretary                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Craig C. Dembek(16)          Vice President/Senior         Vice President/Senior Research   Mr. Dembek has served in various
                             Research Analyst              Analyst                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Camillo D'Orazio             Vice President/Investment     Vice President/Investment        Mr. D'Orazio has served in various
                             Accounting                    Accounting                       executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Christopher M. Ericksen(17)  Vice President/Portfolio      Vice President/Portfolio         Mr. Ericksen has served in various
                             Manager/Equity Analyst        Manager/Equity Analyst           executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Joel A. Ettinger             Vice President - Taxation     Vice President - Taxation        Mr. Ettinger has served in various
                                                                                            executive capacities within
                                                                                            Delaware Investments

                                                                                            Vice President/Taxation - Lincoln
                                                                                            National Investment Companies, Inc.
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Devon K. Everhart            Vice President/Senior         Vice President/Senior Research   Mr. Everhart has served in various
                             Research Analyst              Analyst                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Joseph Fiorilla              Vice President - Trading      Vice President - Trading         Mr. Fiorilla has served in various
                             Operations                    Operations                       executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Charles E. Fish              Vice President/Senior         Vice President/Senior Equity     Mr. Fish has served in various
                             Equity Trader                 Trader                           executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Clifford M. Fisher           Vice President/Senior         Vice President/Senior            Mr. Fisher has served in various
                             Municipal Bond Trader         Municipal Bond Trader            executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Patrick G. Fortier(18)       Vice President/Portfolio      Vice President/Portfolio         Mr. Fortier has served in various
                             Manager/Equity Analyst        Manager/Equity Analyst           executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Paul D. Foster               Vice President/Investment     None                             Mr. Foster has served in various
                             Specialist-- Emerging                                          executive capacities within
                             Growth Equity                                                  Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Denise A. Franchetti         Vice President/Portfolio      Vice President/Portfolio         Ms. Franchetti has served in
                             Manager/Municipal Bond        Manager/Municipal Bond Credit    various executive capacities within
                             Credit Analyst                Analyst                          Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Lawrence G. Franko(19)       Vice President/ Senior        Vice President/ Senior Equity    Mr. Franko has served in various
                             Equity Analyst                Analyst                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Daniel V. Geatens            Vice President/Director of    Vice President/Treasurer         Mr. Geatens has served in various
                             Financial Administration                                       executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Gregory A. Gizzi(20)         Vice President/ Head          Vice President/ Head Municipal   Mr. Gizzi has served in various
                             Municipal Bond Trader         Bond Trader                      executive capacities with Delaware
                                                                                            Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Barry S. Gladstein           Vice President/Portfolio      Vice President/Portfolio         Mr. Gladstein has served in various
                             Manager                       Manager                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Gregg J. Gola(21)            Vice President/Senior High    Vice President/Senior High       Mr. Gola has served in various
                             Yield Trader                  Yield Trader                     executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Christopher Gowlland(22)     Vice President/Senior         Vice President/Senior            Mr. Gowlland has served in various
                             Quantitative Analyst          Quantitative Analyst             executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Edward Gray(23)              Vice President/Senior         Vice President/Senior            Mr. Gray has served in various
                             Portfolio Manager             Portfolio Manager                executive capacities within
                                                                                            Delaware Investments

---------------------------- ----------------------------- -------------------------------- -------------------------------------
David J. Hamilton            Vice President/Fixed Income   Vice President/Credit Research   Mr. Hamilton has served in various
                             Analyst                       Analyst                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Brian Hamlet(24)             Vice President/Senior         Vice President/Senior            Mr. Hamlet has served in various
                             Corporate Bond Trader         Corporate Bond Trader            executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Lisa L. Hansen(25)           Vice President/Head of        Vice President/Head of Focus     Ms. Hansen has served in various
                             Focus Growth Equity Trading   Growth Equity Trading            executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Gregory M. Heywood(26)       Vice President/Portfolio      Vice President/Portfolio         Mr. Heywood has served in various
                             Manager/Equity Analyst        Manager/Equity Analyst           executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Sharon Hill                  Vice President/Head of        Vice President/Head of Equity    Ms. Hill has served in various
                             Equity Quantitative           Quantitative Research and        executive capacities within
                             Research and Analytics        Analytics                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
J. David Hillmeyer(27)       Vice President/Corporate      Vice President                   Mr. Hillmeyer has served in various
                             Bond Trader                                                    executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Christopher M. Holland       Vice President/Portfolio      Vice President/Portfolio         Mr. Holland has served in various
                             Manager                       Manager                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Chungwei Hsia(28)            Vice President/ Senior        Vice President/ Senior           Mr. Hsia has served in various
                             Research Analyst              Research Analyst                 executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Michael E. Hughes            Vice President/Senior         Vice President/Senior Equity     Mr. Hughes has served in various
                             Equity Analyst                Analyst                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Jordan L. Irving             Vice President/Senior         Vice President/Senior            Mr. Irving has served in various
                             Portfolio Manager             Portfolio Manager                executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Cynthia Isom                 Vice President/Portfolio      Vice President/Portfolio         Ms. Isom has served in various
                             Manager                       Manager                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Kenneth R. Jackson           Vice President/Quantitative   Vice President/Equity Trader     Mr. Jackson has served in various
                             Analyst                                                        executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Stephen M. Juszczyszyn(29)   Vice President/Structured     Vice President/Structured        Mr. Juszczyszyn has served in
                             Products Analyst/Trader       Products Analyst/Trader          various executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Anu B. Kothari(30)           Vice President/ Equity        Vice President/ Equity Analyst   Ms. Kothari has served in various
                             Analyst                                                        executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Roseanne L. Kropp            Vice President/ Senior Fund   Vice President/Senior Fund       Ms. Kropp has served in various
                             Analyst II - High Grade       Analyst - High Grade             executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Nikhil G. Lalvani            Vice President/Senior         Vice President/Portfolio         Mr. Lalvani has served in various
                             Equity Analyst/Portfolio      Manager                          executive capacities within
                             Manager                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Brian R. Lauzon(31)          Vice President/Chief          Vice President/ Chief            Mr. Lauzon has served in various
                             Operating Officer, Equity     Operating Officer, Equity        executive capacities with Delaware
                             Investments                   Investments                      Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Anthony A. Lombardi          Vice President/Senior         Vice President/Senior            Mr. Lombardi has served in various
                             Portfolio Manager             Portfolio Manager                executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Francis P. Magee             Vice President/Portfolio      Vice President/Portfolio         Mr. Magee has served in various
                             Analyst                       Analyst                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
John P. McCarthy(32)         Vice President/Senior         Vice President/Senior Research   Mr. McCarthy has served in various
                             Research Analyst/Trader       Analyst/Trader                   executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Brian McDonnell(33)          Vice President/Structured     Vice President/Structured        Mr. McDonnell has served in various
                             Products Analyst/Trader       Products Analyst/Trader          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Michael S. Morris            Vice President/Portfolio      Vice President/Portfolio         Mr. Morris has served in various
                             Manager/Senior Equity         Manager/Senior Equity Analyst    executive capacities within
                             Analyst                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Terrance M. O'Brien(34)      Vice President/ Fixed         Vice President/ Fixed Income     Mr. O'Brien has served in various
                             Income Reporting Analyst      Reporting Analyst                executive capacities with Delaware
                                                                                            Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Donald G. Padilla            Vice President/Portfolio      Vice President/Portfolio         Mr. Padilla has served in various
                             Manager/Senior Equity         Manager/Senior Equity Analyst    executive capacities within
                             Analyst                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Daniel J. Prislin(35)        Vice President/Senior         Vice President/Senior            Mr. Prislin has served in various
                             Portfolio Manager/Equity      Portfolio Manager/Equity         executive capacities within
                             Analyst                       Analyst                          Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Gretchen Regan               Vice President/Quantitative   Vice President/Quantitative      Ms. Regan has served in various
                             Analyst                       Analyst                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Carl Rice                    Vice President/Senior         Vice President/Senior            Mr. Rice has served in various
                             Investment Specialist,        Investment Specialist, Large     executive capacities within
                             Large Cap Value Focus Equity  Cap Value Focus Equity           Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Joseph T. Rogina             Vice President/Equity Trader  Vice President/Equity Trader     Mr. Rogina has served in various
                                                                                            executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Debbie A. Sabo(36)           Vice President/Equity         Vice President/Equity Trader -   Ms. Sabo has served in various
                             Trader - Focus Growth Equity  Focus Growth Equity              executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Kevin C. Schildt             Vice President/Senior         Vice President/Senior            Mr. Schildt has served in various
                             Municipal Credit Analyst      Municipal Credit Analyst         executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Bruce Schoenfeld(37)         Vice President/Equity         Vice President/Equity Analyst    Mr. Schoenfeld has served in
                             Analyst                                                        various executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Richard D. Seidel            Vice President/Assistant      None                             Mr. Seidel has served in various
                             Controller/Assistant                                           executive capacities within
                             Treasurer                                                      Delaware Investments

                                                                                            Vice President/Assistant
                                                                                            Controller/Assistant Treasurer -
                                                                                            Lincoln National Investment
                                                                                            Companies, Inc.
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Nancy E. Smith               Vice President-- Investment   Vice President-- Investment      Ms. Smith has served in various
                             Accounting                    Accounting                       executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Brenda L. Sprigman           Vice President/Business       Vice President/Business          Ms. Sprigman has served in various
                             Manager - Fixed Income        Manager - Fixed Income           executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Michael T. Taggart           Vice President - Facilities   None                             Mr. Taggart has served in various
                             & Administrative Services                                      executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Junee Tan-Torres(38)         Vice President/ Structured    Vice President/ Structured       Mr. Tan-Torres has served in
                             Solutions                     Solutions                        various executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Rise Taylor                  Vice President/Strategic      None                             Ms. Taylor has served in various
                             Investment Relationships                                       executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Rudy D. Torrijos, III        Vice President/ Portfolio     Vice President/ Portfolio        Mr. Torrijos has served in various
                             Manager                       Manager                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Michael J. Tung(39)          Vice President/ Portfolio     Vice President/ Portfolio        Mr. Tung has served in various
                             Manager                       Manager                          executive capacities within
                                                                                            Delaware Investments

---------------------------- ----------------------------- -------------------------------- -------------------------------------
Robert A. Vogel, Jr.         Vice President/Senior         Vice President/Senior            Mr. Vogel has served in various
                             Portfolio Manager             Portfolio Manager                executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Lori P. Wachs                Vice President/Portfolio      Vice President/Portfolio         Ms. Wachs has served in various
                             Manager                       Manager                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Jeffrey S. Wang(40)          Vice President/ Equity        Vice President/ Equity Analyst   Mr. Wang has served in various
                             Analyst                                                        executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Michael G. Wildstein(41)     Vice President/ Senior        Vice President/ Senior           Mr. Wildstein has served in various
                             Research Analyst              Research Analyst                 executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Kathryn R. Williams          Vice President/Associate      Vice President/Associate         Ms. Williams has served in various
                             General Counsel/Assistant     General Counsel/Assistant        executive capacities within
                             Secretary                     Secretary                        Delaware Investments

                                                                                            Vice President/Associate General
                                                                                            Counsel/Assistant Secretary -
                                                                                            Lincoln National Investment
                                                                                            Companies, Inc.
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Nashira Wynn                 Vice President/Senior         Vice President/Portfolio         Ms. Wynn has served in various
                             Equity Analyst/Portfolio      Manager                          executive capacities within
                             Manager                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Guojia Zhang(42)             Vice President/Equity         Vice President/Equity Analyst    Mr. Zhang has served in various
                             Analyst                                                        executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Douglas R. Zinser(43)        Vice President/Credit         Vice President/Credit Research   Mr. Zinser has served in various
                             Research Analyst              Analyst                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------

(1.) Managing  Director/Global Head of Equity (2004-2007) and Director/Portfolio
     Strategist (1996-2004), SEI Investments.

(2.) Managing Director/Senior Portfolio Manager, Evergreen Investment Management
     Company, 1995.

(3.) Vice President, Mesirow Financial, 1993-2004.

(4.) Senior Portfolio Manager,  Chartwell Investment Partners,  2003-2007; Chief
     Investment Officer, Turner Investments, 2002-2003.

(5.) Portfolio Manager/Analyst, T. Rowe Price, 1996-2007.

(6.) Principal/Executive  Vice President,  Transamerica  Investment  Management,
     LLC, 1980-2005

(7.) Senior Portfolio Manager, Chartwell Investment Partners, 1999-2006.

(8.) Research Analyst, Gartmore Global Investments,  2004-2007; Vice President -
     Private Client Researcher, Deutsche Bank Alex. Brown, 2000-2004.

(9.) Client Service Officer, Thomas Weisel Partners, 2002-2005.

(10.) Equity Research Salesperson, Susquehanna International Group, 2004-2006.

(11.) Senior Research Associate, Thomas Weisel Partners, 2002-2005.

(12.) Principal/Portfolio  Manager,  Transamerica  Investment  Management,  LLC,
     1993-2005.

(13.) Principal/Portfolio  Manager,  Transamerica  Investment  Management,  LLC,
      2000-2005.

(14.) Director - Institutional Equity Sales, Merrill Lynch, 2003-2006

(15.) Quantitative Analyst, J.P. Morgan Securities, 1998-2004.

(16.) Senior Fixed Income Analyst,  Chartwell  Investment  Partners,  2003-2007;
     Senior Fixed Income Analyst, Stein, Roe & Farnham, 2000-2003.

(17.) Portfolio Manager,  Transamerica  Investment  Management,  LLC, 2004-2005;
     Vice President/Portfolio Manager, Goldman Sachs 1994-2004.

(18.) Portfolio Manager, Transamerica Investment Management, LLC, 2000-2005.

(19.) Finance  Professor,  University of Massachusetts,  1987-2006;  Co-founder,
     Arborway  Capital,  2005;  Senior  Investment  Professional,  Thomas Weisel
     Partners, 2002-2005; Senior Investment Professional, ValueQuest, 1987-2002.

(20.) Vice President, Lehman Brothers, 2002-2008.

(21.) Executive Director,  Morgan Stanley Investment Manager,  Miller,  Anderson
     and Sherrerd, 1998-2007.

(22.) Vice President/Senior  Quantitative  Analyst,  State Street Global Markets
     LLC,  2005-2007;   Quantitative  Strategist,   Morgan  Stanley,  2004-2005;
     Investment Banker, Commerzbank Securities, 2000-2004.

(23.) Portfolio Manager, Thomas Weisel Partners, 2002-2005.

(24.) Vice President, Lehman Brothers Holdings, 2003-2007.

(25.) Principal/Portfolio   Manager/Senior   Trader,   Transamerica   Investment
     Management, LLC, 1997-2005.

(26.) Senior  Research  Analyst,   Transamerica   Investment  Management,   LLC,
     2004-2005;  Senior Analyst, Wells CapitalManagement,  LLC 2003-2004; Senior
     Analyst, Montgomery Asset Management 1996-2003.

(27.) Senior  Corporate  Bond  Trader,  High  Yield  Portfolio   Manager/Trader,
     Quantitative Analyst, Hartford Investment Management Company, 1996-2007.

(28.) Senior Analyst, Oppenheimerfunds, 2006-2007; Senior Analyst, Merrill Lynch
     Investment Managers, 2005-2006; Analyst, Federated Investors, 2001-2005.

(29.) Director  of  Fixed  Income  Trading,   Sovereign  Bank  Capital  Markets,
     2001-2007.

(30.) Equity Research Analyst, State Street Global Advisors, 2002-2008.

(31.) Director of Marketing, Merganser Capital Management, 2001-2007.

(32.) Senior High Yield Trader, Chartwell Investment Partners, 2002-2007.

(33.) Managing Director - Fixed Income Trading, Sovereign Securities, 2001-2007.

(34.) Senior Software Developer/Technical Lead, Advisorport/PFPC, 2000-2005.

(35.) Principal/Portfolio  Manager,  Transamerica  Investment  Management,  LLC,
     1998-2005.

(36.) Head Trader, McMorgan & Company, 2003-2005.

(37.) Vice President/Senior  Emerging Markets Analyst, Artha Capital Management,
     2005-2006; Director/Portfolio Manager, CDP Capital, 2002-2005.

(38.) Director  of  Pension  Analytics,   Merrill  Lynch,  2006-2008;   Managing
     Director, Pension, Investment and Insurance Resource, LLC, 2006; Investment
     Director, Watson Wyatt Investment Consulting, 2003-2006.

(39.) Vice  President,  Galleon  Group,  2005-2006;  Analyst,  Hambrecht & Quist
     Capital Management,  2003-2005;  Junior Analyst,  Durus Capital Management,
     2003;  Anesthesiologist,  Beth Israel  Deaconess  Medical  Center,  Harvard
     Medical School, 2002-2003.

(40.) Investment  Manager,  Pictet Asset Management Limited,  2004-2007;  Summer
     Intern, Ritchie Capital Management, LLC, 2003; Senior Investment Associate,
     Putnam Investments, 1999-2002.

(41.) Portfolio Manager, Merrill Lynch Investment Managers, 2001-2007.

(42.) Equity Analyst, Evergreen Investment Management Company, 2004-2006.

(43.) Vice  President,  Assurant,  2006-2007;  Assistant Vice President - Senior
     Research Analyst, Delaware Investments, 2002-2006.

Item 27.  Principal Underwriters.

   (a)(1) Delaware Distributors,  L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments Family of Funds.

   (a)(2) Information  with  respect  to  each  officer  and  partner  of the principal  underwriter  and the Registrant is provided  below.  Unless otherwise  noted,  the principal  business address of each officer and
          partner  of  Delaware  Distributors,   L.P.  is  2005  Market  Street,
          Philadelphia, PA 19103-7094.

------------------------------------- ------------------------------------------- ------------------------------------------
Name and Principal Business Address   Positions and Offices with Underwriter      Positions and Offices with Registrant
------------------------------------- ------------------------------------------- ------------------------------------------
Delaware Distributors, Inc.           General Partner                             None
------------------------------------- ------------------------------------------- ------------------------------------------
Delaware Capital Management           Limited Partner                             None
------------------------------------- ------------------------------------------- ------------------------------------------
Delaware Investment Advisers          Limited Partner                             None
------------------------------------- ------------------------------------------- ------------------------------------------
Theodore K. Smith                     President                                   None
------------------------------------- ------------------------------------------- ------------------------------------------
Philip N. Russo                       Executive Vice President                    None
------------------------------------- ------------------------------------------- ------------------------------------------
Douglas L. Anderson                   Senior Vice President                       None
------------------------------------- ------------------------------------------- ------------------------------------------
Jeffrey M. Kellogg                    Senior Vice President                       None
------------------------------------- ------------------------------------------- ------------------------------------------
Brian L. Murray, Jr.                  Senior Vice President                       Senior Vice President/Chief Compliance
                                                                                  Officer
------------------------------------- ------------------------------------------- ------------------------------------------
David P. O'Connor                     Senior Vice President/ General Counsel      Senior Vice President/Strategic
                                                                                  Investment Relationships and
                                                                                  Initiatives/General Counsel
------------------------------------- ------------------------------------------- ------------------------------------------
Richard Salus                         Senior Vice                                 Senior Vice President/Chief Financial
                                      President/Controller/Treasurer/Financial    Officer
                                      Operations Principal
------------------------------------- ------------------------------------------- ------------------------------------------
Trevor M. Blum                        Vice President                              None
------------------------------------- ------------------------------------------- ------------------------------------------
Mary Ellen M. Carrozza                Vice President                              None
------------------------------------- ------------------------------------------- ------------------------------------------
Anthony G. Ciavarelli                 Vice President/Assistant Secretary          Vice President/Associate General
                                                                                  Counsel/Assistant Secretary
------------------------------------- ------------------------------------------- ------------------------------------------
David F. Connor                       Vice President/Secretary                    Vice President/Deputy General
                                                                                  Counsel/Secretary
------------------------------------- ------------------------------------------- ------------------------------------------
Cori E. Daggett                       Vice President/Assistant Secretary          Vice President/Assistant Secretary
------------------------------------- ------------------------------------------- ------------------------------------------
Daniel V. Geatens                     Vice President                              Vice President
------------------------------------- ------------------------------------------- ------------------------------------------
Edward M. Grant                       Vice President                              None
------------------------------------- ------------------------------------------- ------------------------------------------
Audrey Kohart                         Vice President                              Vice President - Financial Planning and
                                                                                  Reporting
------------------------------------- ------------------------------------------- ------------------------------------------
Marlene D. Petter                     Vice President                              None
------------------------------------- ------------------------------------------- ------------------------------------------
Richard D. Seidel                     Vice President/Assistant                    None
                                      Controller/Assistant Treasurer
------------------------------------- ------------------------------------------- ------------------------------------------
Michael T. Taggart                    Vice President                              None
------------------------------------- ------------------------------------------- ------------------------------------------
Molly Thompson                        Vice President                              None
------------------------------------- ------------------------------------------- ------------------------------------------
Kathryn R. Williams                   Vice President/ Assistant Secretary         Vice President/Associate General
                                                                                  Counsel/Assistant Secretary
------------------------------------- ------------------------------------------- ------------------------------------------

   (b)(1) Lincoln  Financial  Distributors,  Inc.  ("LFD") serves as financial intermediary  wholesaler  for all the  mutual  funds  in the  Delaware
          Investments Family of Funds.

   (b)(2) Information  with respect to each officer and partner of LFD and the
          Registrant is provided below.  Unless  otherwise  noted, the principal business  address  of each  officer  and  partner  of LFD is 130 North
          Radnor-Chester Road, Radnor, PA 19087.

---------------------------------------- --------------------------------------------- -------------------------------------
Name and Principal Business Address      Positions and Office with LFD                      Positions and Offices with
                                                                                                    Registrant
---------------------------------------- --------------------------------------------- -------------------------------------
Wilford H. Fuller                        President and Chief Executive Officer                         None
---------------------------------------- --------------------------------------------- -------------------------------------
Nancy A. Briguglio                       Vice President                                                None
---------------------------------------- --------------------------------------------- -------------------------------------
Patrick J. Caulfield                     Vice President; Chief Compliance Officer                      None
---------------------------------------- --------------------------------------------- -------------------------------------
Randal J. Freitag                        Vice President; Treasurer                                     None
---------------------------------------- --------------------------------------------- -------------------------------------
Deana M. Friedt                          Vice President                                                None
---------------------------------------- --------------------------------------------- -------------------------------------
Amy W. Hester                            Vice President                                                None
---------------------------------------- --------------------------------------------- -------------------------------------
Daniel P. Hickey                         Vice President                                                None
---------------------------------------- --------------------------------------------- -------------------------------------
Sharon G. Marnien                        Vice President                                                None
---------------------------------------- --------------------------------------------- -------------------------------------
Thomas F. Murray                         Vice President                                                None
---------------------------------------- --------------------------------------------- -------------------------------------
James Ryan                               Vice President                                                None
---------------------------------------- --------------------------------------------- -------------------------------------
Keith J. Ryan                            Vice President; Chief Financial Officer                       None
---------------------------------------- --------------------------------------------- -------------------------------------
Joel Schwartz                            Vice President                                                None
---------------------------------------- --------------------------------------------- -------------------------------------

   (c)  Not applicable.

Item 28.  Location of Accounts and Records. All accounts and records required to be maintained by Section 31 (a) of the Investment  Company Act of 1940
          and the rules under that section are  maintained  in  Philadelphia  at
          2005 Market Street, Philadelphia, PA 19103-7094, in Kansas City at 430
          W. 7th Street, Kansas City, MO 64105, in New York at 630 Fifth Avenue,
          New York, NY 10111,  or in Fort Wayne at 200 East Berry  Street,  Fort
          Wayne, IN 46802 or 1300 S. Clinton Street, Fort Wayne, IN 46802.

Item 29.  Management Services.  None.

Item 30.  Undertakings.  Not applicable.

                                   SIGNATURES

     Pursuant  to  the  requirements  of the  Securities  Act of  1933  and  the
Investment  Company Act of 1940, the  Registrant  certifies that it meets all of the requirements for  effectiveness  of this  Registration  Statement under Rule
485(b) under the  Securities  Act of 1933 and has duly caused this  Registration
Statement  to be  signed  on its  behalf  by  the  undersigned,  thereunto  duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this
15th day of September, 2009.

                                          DELAWARE VIP TRUST

                                          By:      /s/ Patrick P. Coyne
                                                   Patrick P. Coyne
                                                   Chairman/President/
                                                   Chief Executive Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration  Statement  has been signed below by the  following  persons in the capacities and on the dates indicated:

Signature                       Title                             Date
------------------------------- --------------------------------- ------------------------

/s/ Patrick P. Coyne            Chairman/President/               September 15, 2009
Patrick P. Coyne                Chief Executive Officer
                                (Principal Executive Officer)
                                and Trustee

Thomas L. Bennett           *   Trustee                           September 15, 2009
Thomas L. Bennett

John A. Fry                 *   Trustee                           September 15, 2009
John A. Fry

Anthony D. Knerr            *   Trustee                           September 15, 2009
Anthony D. Knerr

Lucinda S. Landreth         *   Trustee                           September 15, 2009
Lucinda S. Landreth

Ann R. Leven                *   Trustee                           September 15, 2009
Ann R. Leven

Thomas F. Madison           *   Trustee                           September 15, 2009
Thomas F. Madison

Janet L. Yeomans            *   Trustee                           September 15, 2009
Janet L. Yeomans

J. Richard Zecher           *   Trustee                           September 15, 2009
J. Richard Zecher

Richard Salus               *   Senior Vice President/            September 15, 2009
Richard Salus                   Chief Financial Officer
                                (Principal Financial Officer)

                            *By: /s/ Patrick P. Coyne
                                Patrick P. Coyne
                             as Attorney-in-Fact for
                          each of the persons indicated
                (Pursuant to Powers of Attorney previously filed)

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    EXHIBIT

                                       TO

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBIT
                           (Delaware VIP(R)Trust N-1A)
                              Exhibit No. Exhibit

EX-99.d.1.iv        Executed  Amendment No. 4 (September  15, 2009) to Exhibit A
                    of the  Investment  Management  Agreement  between  Delaware
                    Management Company and the Registrant